Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Supplement Text Block	wf_SupplementTextBlock
Wilmington Funds
Wilmington Small-Cap Strategy Fund
Supplement dated April 4, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) Prospectus dated December 30, 2011 (the “Prospectus”)

Effective April 4, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. The following supplements and amends information on page 25 of the Prospectus, under the section entitled “Fees and Expenses”:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

2. The following supplements, amends and replaces the “Annual Fund Operating Expenses” table and “Example” on page 25 of the Prospectus:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class A Class I
Management Fee	0.55% 0.55%
Distribution and/or Service (12b-1) Fees	0.25% None
Other Expenses	0.48% 0.48%
Acquired Fund Fees and Expenses	0.06% 0.06%
Total Annual Fund Operating Expenses	1.34% 1.09%
Fee Waivers and/or Expense Reimbursement(1)	(0.78%) (0.78%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.56% 0.31%

(1)  The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.
(2)   The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to reflect revised Acquired Fund Fees and Expenses. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.

Example
           This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A Expenses assuming redemption Class I Expenses assuming redemption	1 Year $ 604 $ 32	3 Years $ 878 $ 269	5 Years $ 1,173 $ 525	10 Years $ 2,010 $ 1, 258

Wilmington Small-Cap Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wf_SupplementTextBlock
Wilmington Funds
Wilmington Small-Cap Strategy Fund
Supplement dated April 4, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) Prospectus dated December 30, 2011 (the “Prospectus”)

Effective April 4, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. The following supplements and amends information on page 25 of the Prospectus, under the section entitled “Fees and Expenses”:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

2. The following supplements, amends and replaces the “Annual Fund Operating Expenses” table and “Example” on page 25 of the Prospectus:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class A Class I
Management Fee	0.55% 0.55%
Distribution and/or Service (12b-1) Fees	0.25% None
Other Expenses	0.48% 0.48%
Acquired Fund Fees and Expenses	0.06% 0.06%
Total Annual Fund Operating Expenses	1.34% 1.09%
Fee Waivers and/or Expense Reimbursement(1)	(0.78%) (0.78%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.56% 0.31%

(1)  The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.
(2)   The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to reflect revised Acquired Fund Fees and Expenses. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.

Example
           This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Class A Expenses assuming redemption Class I Expenses assuming redemption	1 Year $ 604 $ 32	3 Years $ 878 $ 269	5 Years $ 1,173 $ 525	10 Years $ 2,010 $ 1, 258

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Wilmington Small-Cap Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[2]
1 Year	rr_ExpenseExampleYear01	604
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,010
Wilmington Small-Cap Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.31%	[2]
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,258

[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to reflect revised Acquired Fund Fees and Expenses. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets.